Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Provisions current at beginning	$ 3,867,855
Increases current	1,019,226	$ 3,272,358
Decrease current	(994,340)	(2,964,288)
Recoveries current		(1,092,862)
Provisions current at ending	3,892,741	3,867,855
Provisions non-current at beginning	2,955,996
Increases non-current	6,685,156	108,899
Decrease non-current	(329,728)	(1,490,847)
Recoveries non-current
Provisions non-current at ending	9,490,649	2,955,996
Provision For Lawsuits And Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions current at beginning	3,867,855
Increases current	1,019,226
Decrease current	(994,340)
Recoveries current
Provisions current at ending	3,892,741	3,867,855
Total [Member]
IfrsStatementLineItems [Line Items]
Provisions current at beginning	3,867,855	4,652,647
Provisions current at ending		3,867,855
Provision For Wind Farms Dismantling And Solar Farms [Member]
IfrsStatementLineItems [Line Items]
Provisions non-current at beginning	1,374,865
Increases non-current	6,685,156
Decrease non-current	(329,728)
Recoveries non-current
Provisions non-current at ending	7,730,293	1,374,865
Total 2025 [Member]
IfrsStatementLineItems [Line Items]
Provisions non-current at beginning	1,374,865
Provisions non-current at ending	7,730,293	1,374,865
Total 2024 [Member]
IfrsStatementLineItems [Line Items]
Provisions non-current at beginning	$ 1,374,865	2,756,813
Provisions non-current at ending		$ 1,374,865